MARKETABLE SECURITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities

The following table sets forth the Company’s marketable securities:

	March 31,	December 31,
(in thousands)	2026	2025
U.S. Government and agency debt securities	$—	$500
U.S. Treasury bills	297	4,481
Total	$297	$4,981

The following tables set forth the Company’s marketable securities:

	December 31,
(in thousands)	2025	2024
U.S. Government and agency debt securities	$500	$10,572
U.S. Treasury bills	4,481	31,018
Total	$4,981	$41,590

Schedule of Debt Securities Available-for-sale

As of March 31, 2026 and December 31, 2025, the amortized cost, gross unrealized gains, gross unrealized losses and fair value were as follows:

	March 31, 2026
	Amortized
(in thousands)	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
U.S. Treasury bills	$297	$—	$—	$297
Total	$297	$—	$—	$297

	December 31, 2025
	Amortized
(in thousands)	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
U.S. Government and agency debt securities	$500	$—	$—	$500
U.S. Treasury bills	4,479	2	—	4,481
Total	$4,979	$2	$—	$4,981

As of December 31, 2025 and 2024, the amortized cost, gross unrealized gains, gross unrealized losses and fair value were as follows:

	December 31, 2025
(in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
U.S. Government and agency debt securities	$500	$—	$—	$500
U.S. Treasury bills	4,479	2	—	4,481
Total	$4,979	$2	$—	$4,981

	December 31, 2024
(in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
U.S. Government and agency debt securities	$10,568	$4	$—	$10,572
U.S. Treasury bills	31,002	16	—	31,018
Total	$41,570	$20	$—	$41,590